Fees Summary	Nov. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,326,500
Previously Paid Amount	0
Total Fee Amount	306,251
Total Offset Amount	0
Net Fee	$ 306,251